Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted EBITDA⁵ ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$7,731,221	$5,099,721	$391,047	$375,120	$807.32	$139.52	$13,327	$25,855
2023	$3,606,274	$8,445,149	$391,957	$537,480	$1,011.85	$127.31	$16,831	$29,257
2022	$2,446,200	$3,379,700	$511,431	$557,131	$429.97	$113.00	$20,889	$31,114

1. Bradley S. Vizi was our PEO for each year presented. The individuals constituting the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024
Kevin D. Miller	Kevin D. Miller	Kevin D. Miller
Michael Saks	Michael Saks	Michael Saks
Frank Petraglia

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

PEO Total Compensation Amount	$ 7,731,221	$ 3,606,274	$ 2,446,200	$ 2,446,200
PEO Actually Paid Compensation Amount	$ 5,099,721	8,445,149		3,379,700
Adjustment To PEO Compensation, Footnote

Pay Versus Performance (Continued)

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	$7,731,221		$(7,250,000)		$4,618,500	$5,099,721
2023	$3,606,274		$(3,125,000)		$7,963,875	$8,445,149
2022	$2,446,200		$(1,964,750)		$2,898,250	$3,379,700

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	$391,047		$(37,500)		$21,573	$375,120
2023	$391,957		$(37,507)		$183,030	$537,480
2022	$511,431		$(23,633)		$69,333	$557,131

Pay Versus Performance (Continued)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	$5,792,500	$(1,174,000)		$-			$4,618,500
2023	$7,260,000	$640,375		$63,500			$7,963,875
2022	$2,776,500	$261,000		$(138,250)			$2,898,250

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	$30,909	$(9,812)		$477			$21,574
2023	$60,679	$83,500		$38,850			$183,029
2022	$41,133	$17,400		$10,800			$69,333

4. The Peer Group TSR set forth in this table utilizes the S&P Americas SmallCap Commercial and Professional Services Index. The comparison assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company and in the S&P Americas SmallCap Commercial and Professional Services Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. While we also determined this performance measure to have been the most important financial performance measure for years 2023 and 2022, we may determine a different financial performance measure to be the most important financial performance measure in future years.

Non-PEO NEO Average Total Compensation Amount	$ 391,047	391,957		511,431
Non-PEO NEO Average Compensation Actually Paid Amount	$ 375,120	537,480		557,131
Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance (Continued)

Description of Relationship Between PEO and

Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Pay Versus Performance (Continued)

Description of Relationship Between PEO and

Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Pay Versus Performance (Continued)

Description of Relationship Between PEO and

Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Pay Versus Performance (Continued)

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Americas SmallCap Commercial and Professional Services Index over the same period.

Tabular List, Table

Pay Versus Performance (Continued)

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 807.32	1,011.85		429.97
Peer Group Total Shareholder Return Amount	139.52	127.31		113
Net Income (Loss)	$ 13,327,000,000	$ 16,831,000,000		$ 20,889,000,000
Company Selected Measure Amount	25,855	29,257		31,114
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,618,500	$ 7,963,875		$ 2,898,250
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,792,500	7,260,000		2,776,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,174,000)	640,375		261,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	63,500		(138,250)
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,250,000)	(3,125,000)		(1,964,750)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,618,500	7,963,875		2,898,250
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,574	183,029	69,333
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,909	60,679	41,133
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,812)	83,500	17,400
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	477	38,850	$ 10,800
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,500)	(37,507)		(23,633)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,573	$ 183,030		$ 69,333